Debt Structure (Detail) (USD $)	6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Tax Free Credit Facility [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Secured Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Term Fixed Loan With Swaps [Member] Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Secured Debt [Member]	Jun. 30, 2013 Variable Rate Debt Unsecured Debt [Member]	Aug. 02, 2013 Variable Rate Debt Unsecured Debt [Member]	Jun. 30, 2013 Variable Rate Debt Secured Debt [Member]
Debt Instrument [Line Items]
Unsecured notes payable	$ 585,000,000	$ 483,000,000
Total Outstanding Debt	$ 1,671,442,000	$ 1,653,646,000	$ 20,200,000		$ 1,086,442,000	$ 585,000,000		$ 150,000,000	$ 722,759,000	$ 125,000,000	$ 500,000,000	$ 363,683,000
Effective Rate	3.50%			3.30%			2.40%			1.40%
Contract Maturity	May 18, 2018			Mar. 20, 2019			Mar. 01, 2017			Nov. 01, 2015